Convertible Senior Note (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Aug. 31, 2020	Jul. 31, 2020	Sep. 30, 2020
Common Stock [Member]
Credit facility [Abstract]
Number of shares issued (in shares)	170,798,328	147,420,931	170,798,328
Number of shares outstanding (in shares)	170,798,328	147,420,931
Convertible Senior Notes due 2021 [Member]
Credit facility [Abstract]
Interest rate		4.50%
Percentage of principal amount plus accrued and unpaid interest to be redeemed		100.00%
Aggregate principal amount of convertible senior notes issued	$ 125
Conversion price (in dollars per share)	$ 5.3470
Convertible Senior Notes due 2021 [Member] | Common Stock [Member]
Credit facility [Abstract]
Number of shares issued at conversion (in shares)	23,377,397